Daily Income Fund Annual Fund Operating Expenses - Daily Income Fund - Daily Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.58%
Net Expenses (as a percentage of Assets)	0.59%	[1]

[1]	Total Annual Fund Operating Expenses shown here differ from the expense ratios shown in the Financial Highlights on page 78 because the expenses shown on this page include Acquired Fund Fees and Expenses and amounts shown in the Financial Highlights do not include Acquired Fund Fees and Expenses.